2. MANAGEMENT'S STATEMENT AND BASIS OF PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2018
Managements Statement And Basis Of Preparation And Presentation Of Financial Statements
MANAGEMENT'S STATEMENT AND BASIS OF PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS

The Company’s consolidated financial statements are prepared in accordance with the International Financial Reporting Standards (“IFRS”) issued by the International Accounting Standards Board (“IASB”).

The Company’s consolidated financial statements are expressed in millions of Brazilian Reais (“R$”), as well as the amounts of other currencies disclosed in the financial statements. Amounts disclosed in Brazilian Reais are informed when applicable.

The preparation of the Company’s financial statements requires Management to make judgments, use estimates and adopt assumptions that affect the reported amounts of revenues, expenses, assets and liabilities, as well as the disclosures of contingent liabilities, as of the reporting date. However, the uncertainty inherent to these judgments, assumptions and estimates could result in material adjustments to the carrying amount of the affected assets and liabilities in future periods.

The Company reviews its judgments, estimates and assumptions on a quarterly basis.

The consolidated financial statements were prepared on the historical cost basis except for the following items which are measured at fair value:

i.	derivative and non-derivative financial instruments;

ii.	share-based payments;

iii.	biological assets; and

iv.	certain assets held for sale are recorded at fair value less cost to sell.

The Company’s Management notes that the consolidated financial statements were prepared in a going concern basis.

In addition, all the relevant information was disclosed in the explanatory notes, in order to clarify and complement the accounting basis used in the preparation of the financial statements and used by the Management.